Basis of Presentation and General Information, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 item	Dec. 31, 2016 USD ($) shares
General Information
Entity Incorporation, Date of Incorporation	Dec. 11, 2007
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Number of subsidiaries owned by the entity	47
Number of drybulk vessels	39
Number Of Newbuild Vessels	1
Number of additional public common stock offerings	5
Number of additional public preferred stock offerings	3
Cumulative redeemable perpetual preferred equity | $		$ 16,900
Private Placement | Series A Participating Preferred Stock
Pinewood transaction [Line Items]
Number of shares issued in transaction | shares		100